UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $    1,040,555
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- -------- ------ ----
ADEPT, INC                            COMMON STOCKS  006854202    2,165    432,937 SH       SOLE                  432937      0    0
ASML HOLDINGS                         NY REG SHARES  N07059186    5,265    105,000 SH       SOLE                  105000      0    0
AVG TECHNOLOGIES NV Total             SHS            N07831105    6,416    429,184 SH       SOLE                  429184      0    0
Acme Packet                           COMMON STOCKS  004764106    5,031    182,800 SH       SOLE                  182800      0    0
ACTIVE NETWORK INC                    COMMON STOCKS  00506D100    4,122    244,948 SH       SOLE                  244948      0    0
ANCESTRY.COM                          COMMON STOCKS  032803108   50,710  2,229,950 SH       SOLE                 2229950      0    0
APPLE                                 COMMON STOCKS  037833100   14,929     24,900 SH       SOLE                   24900      0    0
AUTHENTEC INC                         COMMON STOCKS  052660107    2,940    930,300 SH       SOLE                  930300      0    0
AVAGO TECHNOLOGIES LTD                SHS            Y0486S104   23,545    604,179 SH       SOLE                  604179      0    0
BAIDU INC                             SPONSORED ADR  056752108   17,412    119,450 SH       SOLE                  119450      0    0
BAZAARVOICE INC                       COMMON STOCKS  073271108    1,850     93,100 SH       SOLE                   93100      0    0
BROADCOM CORP                         CL A           111320107   22,098    562,300 SH       SOLE                  562300      0    0
CafePress Inc.                        COMMON STOCKS  12769A103    2,691    140,500 SH       SOLE                  140500      0    0
CARBONITE INC                         COMMON STOCKS  141337105   22,939  2,083,502 SH       SOLE                 2083502      0    0
CASCADE MICROTECH INC                 NASDAQ OTC     147322101    1,040    210,647 SH       SOLE                  210647      0    0
                                      ISSUES
CAVIUM NETWORKS                       COMMON STOCKS  14964U108   26,486    856,048 SH       SOLE                  856048      0    0
EBAY                                  COMMON STOCKS  278642103   14,258    386,400 SH       SOLE                  386400      0    0
EQUINIX INC                           COMMON STOCKS  29444U502   31,929    202,794 SH       SOLE                  202794      0    0
EXACTTARGET, INC                      COMMON STOCKS  30064k105      845     32,500 SH       SOLE                   32500      0    0
EXAR CORPORATION                      COMMON STOCKS  300645108    4,101    488,268 SH       SOLE                  488268      0    0
F5 NETWORKS                           COMMON STOCKS  315616102   14,144    104,800 SH       SOLE                  104800      0    0
FIDELITY NATL INFORMATION SVCS        COMMON STOCKS  31620M106   20,893    630,822 SH       SOLE                  630822      0    0
FORMFACTOR                            COMMON STOCKS  346375108    1,695    303,700 SH       SOLE                  303700      0    0
FORTINET INC                          COMMON STOCKS  34959E109   12,545    453,716 SH       SOLE                  453716      0    0
FREESCALE SEMICONDUCTOR HOLD          SHS OLD        G3727Q101    5,854    380,349 SH       SOLE                  380349      0    0
GOOGLE                                CL A           38259P508   31,645     49,350 SH       SOLE                   49350      0    0
HISOFT TECHNOLOGY INTL LTD            SPONSORED ADR  43358R108   16,293  1,084,726 SH       SOLE                 1084726      0    0
HOMEAWAY INC                          COMMON STOCKS  43739Q100    5,459    215,500 SH       SOLE                  215500      0    0
INTERXION HOLDINGS NV                 SHS            N47279109   23,525  1,310,582 SH       SOLE                 1310582      0    0
INTRALINKS HOLDINGS INC               COMMON STOCKS  46118H104   10,357  1,957,801 SH       SOLE                 1957801      0    0
JIVE SOFTWARE INC                     COMMON STOCKS  47760A108    4,354    160,300 SH       SOLE                  160300      0    0
LINKEDIN CORP                         CL A           53578A908    6,823     66,900 SH       SOLE                   66900      0    0
M/A-COM TECHNOLOGY SOLUTIONS HOLDINGS COMMON STOCKS  55405Y100    5,249    253,100 SH       SOLE                  253100      0    0
MEMC ELECTRONIC MATERIALS             COMMON STOCKS  552715104   15,642  4,333,000 SH       SOLE                 4333000      0    0
MITEK SYSTEMS                         COMMON STOCKS  606710200    2,997    258,385 SH       SOLE                  258385      0    0
PANDORA MEDIA INC                     COMMON STOCKS  698354107  356,991 34,964,928 SH       SOLE                34964928      0    0
POWERSHARES QQQ ETF                   UNIT SER 1     73935A104    1,601     23,700 SH       SOLE                   23700      0    0
PRICELINE.COM                         COMMON STOCKS  741503403   32,790     45,700 SH       SOLE                   45700      0    0
QUALCOMM INCORPORATED                 COMMON STOCKS  747525103   38,222    561,600 SH       SOLE                  561600      0    0
RDA MICROELECTRONICS                  SPONSORED ADR  749394102    8,420    761,653 SH       SOLE                  761653      0    0
RESPONSYS INC                         COMMON STOCKS  761248103    8,503    710,374 SH       SOLE                  710374      0    0
RIVERBED                              COMMON STOCKS  768573107   18,092    644,300 SH       SOLE                  644300      0    0
SPDR TRUST SER 1                      TR UNIT        78462F103    1,563     11,100 SH       SOLE                   11100      0    0
SABA SOFTWARE                         COMMON NEW     784932600    5,645    575,383 SH       SOLE                  575383      0    0
SALESFORCE.COM INC                    COMMON STOCKS  79466L302   25,108    162,500 SH       SOLE                  162500      0    0
SANDISK                               COMMON STOCKS  80004C101   20,505    413,500 SH       SOLE                  413500      0    0
SERVICESOURCE INTL LLC                COMMON STOCKS  81763U100    6,387    412,568 SH       SOLE                  412568      0    0
SHORETEL INC                          COMMON STOCKS  825211105    1,914    336,900 SH       SOLE                  336900      0    0
SYNCHRONOSS TECHNOLOGIES INC          COMMON STOCKS  87157b103   15,583    488,200 SH       SOLE                  488200      0    0
VANTIV, INC                           COMMON STOCKS  92210h105    6,892    351,100 SH       SOLE                  351100      0    0
VISA                                  COM CL A       92826C839   26,290    222,800 SH       SOLE                  222800      0    0
Zynga                                 CL A           98986T108   27,802  2,114,250 SH       SOLE                 2114250      0    0